Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component Net of Tax

The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax for the years ended December 31, 2020, 2019, and 2018:

(Dollars in thousands)	Pretax	Tax Effect	After-Tax	Affected Line Item in The Consolidated Statements Of Income
BALANCE AS OF DECEMBER 31, 2017	$(839)	$176	$(663)
Unrealized holding loss on available-for-sale securities arising during the period	(989)	208	(781)
Amortization of held-to-maturity discount resulting from transfer	78	(17)	61
Total other comprehensive income (loss)	(911)	191	(720)
Reclassify equity AOCI gain to retained earnings	(36)	7	(29)	(a)

BALANCE AS OF DECEMBER 31, 2018	$(1,786)	$374	(1,412)
Unrealized holding gain on available-for-sale securities arising during the period	1,803	(378)	1,425
Amortization of held-to-maturity discount resulting from transfer	75	(16)	59
Total other comprehensive income (loss)	1,878	(394)	1,484

BALANCE AS OF DECEMBER 31, 2019	$92	$(20)	$72
Unrealized holding gain on available-for-sale securities arising during the period	1,094	(230)	864
Amortization of held-to-maturity discount resulting from transfer	63	(13)	50
Total other comprehensive income (loss)	1,157	(243)	914

BALANCE AS OF DECEMBER 31, 2020	$1,249	$(263)	$986

(a) Federal income tax provision.